Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
15.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents include demand deposits at banks, earn interest at floating rates based on daily bank deposit rates for all periods. The bank balances are deposited with creditworthy banks with no recent history of default. The Group maintains most of its bank balances in US$.

As at December 31, 2025 and 2024, the Group has US$33,000 bank deposits which are pledged as securities for the Group’s bank borrowings with carrying amount of US$33,000.